Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Segment Reporting Information [Line Items]
Net revenues	$ 1,138,887	$ 959,854	$ 753,195
Operating costs and expenses:
Cost of revenues	(451,669)	(384,177)	(293,063)
Selling and marketing	(169,062)	(142,098)	(113,568)
General and administrative	(324,210)	(311,014)	(226,404)
Total operating costs and expenses	(944,941)	(837,289)	(633,035)
Gain on disposal of subsidiaries	3,621
Operating income	197,567	122,565	120,160
Total assets	1,603,545	1,353,441	1,128,817
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	1,138,887	959,854	753,195
Operating costs and expenses:
Cost of revenues	(451,669)	(384,177)	(292,848)
Selling and marketing	(147,057)	(125,446)	(97,880)
General and administrative	(250,172)	(232,804)	(169,815)
Total operating costs and expenses	(944,941)	(837,289)	(633,035)
Gain on disposal of subsidiaries	3,621
Operating income	197,567	122,565	120,160
Total assets	1,020,841	824,901	648,563
Corporate, Non-Segment [Member]
Operating costs and expenses:
Total operating costs and expenses	(96,043)	(94,862)	(72,492)
Total assets	582,704	528,540	480,254
Language Training and Test Preparation Course [Member]
Operating costs and expenses:
Total assets	709,979	544,669	436,403
Language Training and Test Preparation Course [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	969,947	818,550	644,981
Operating costs and expenses:
Cost of revenues	(388,998)	(328,663)	(245,169)
Selling and marketing	(112,092)	(96,064)	(77,064)
General and administrative	(204,679)	(198,718)	(149,316)
Total operating costs and expenses	(705,769)	(623,445)	(471,549)
Operating income	264,178	195,105	173,432
Total assets	709,979	544,669	436,403
Primary and Secondary Education [Member]
Operating costs and expenses:
Total assets	65,357	59,791	52,839
Primary and Secondary Education [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	24,063	20,712	17,757
Operating costs and expenses:
Cost of revenues	(8,488)	(8,396)	(8,160)
Selling and marketing	(956)	(1,712)	(1,335)
General and administrative	(8,748)	(6,648)	(5,532)
Total operating costs and expenses	(18,192)	(16,756)	(15,027)
Operating income	5,871	3,956	2,730
Total assets	65,357	59,791	52,839
Others [Member]
Operating costs and expenses:
Total assets	245,505	220,441	159,321
Others [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	144,877	120,592	90,457
Operating costs and expenses:
Cost of revenues	(54,183)	(47,118)	(39,519)
Selling and marketing	(34,009)	(27,670)	(19,481)
General and administrative	(36,745)	(27,438)	(14,967)
Total operating costs and expenses	(124,937)	(102,226)	(73,967)
Gain on disposal of subsidiaries	3,621
Operating income	23,561	18,366	16,490
Total assets	$ 245,505	$ 220,441	$ 159,321